Note 1 - Summary of Significant Accounting Policies: Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Loss from continuing operations	$ (68,363)	$ (212,689)	$ (200,839)	$ (384,226)
Net Income (Loss) Available to Common Stockholders, Basic	(68,363)	(212,689)	(200,839)	(384,226)
Income from discontinued operations, net of taxes	22,234	183,556	26,087	224,899
fil:NetIncomefromdiscontinuedoperationsAvailableToCommonShareholders	$ 22,234	$ 183,556	$ 26,087	$ 224,899
Weighted Average Basic Shares Outstanding, Pro Forma	77,993,935	68,770,657	77,993,935	68,063,832
Weighted Average Number of Shares Outstanding, Diluted	77,993,935	68,770,657	77,993,935	68,063,832